American Beacon SiM High Yield Opportunities Fund

Prospectus and Summary Prospectus dated January 1, 2024

Supplement dated June 27, 2024 to the Prospectus and Summary Prospectus, each as previously amended or supplemented

Prior to July 1, 2024, the American Beacon SiM High Yield Opportunities Fund (the “Fund”) assessed a front-end sales load on purchases of A Class shares less than $1 million, and a contingent deferred sales charge (“CDSC”) of 0.50% on certain purchases of $1 million or more of A Class shares that are redeemed in whole or in part within 18 months of purchase. Beginning July 1, 2024, the Fund will no longer assess a front-end sales load on purchases of A Class shares of $500,000 or more, but will assess a CDSC of 1.00% on certain purchases of $500,000 or more of A Class shares that are redeemed in whole or in part within 18 months of purchase. Accordingly, effective July 1, 2024, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable:

I.	On page 1 of the Prospectus and Summary Prospectus, in the “Fund Summary – American Beacon SiM High Yield Opportunities Fund - Fees and Expenses of the Fund” section, the tables and footnotes thereto following the first paragraph are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Share Class	A	C	Y	R5	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	4.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	1.00%[1]	1.00%	None	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Share Class	A	C	Y	R5	Investor
Management Fees	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses	0.17%	0.15%	0.18%	0.10%	0.44%
Total Annual Fund Operating Expenses	1.13%	1.86%	0.89%	0.81%	1.15%
Fee Waiver and/or expense reimbursement[2]	(0.06%)	(0.05%)	(0.14%)	(0.07%)	(0.05%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.07%	1.81%	0.75%	0.74%	1.10%

1	Effective July 1, 2024, the Fund will no longer assess a front-end sales load on purchases of A Class shares of $500,000 or more. However, the Fund will assess a contingent deferred sales charge (“CDSC”) of 1.00% on certain purchases of $500,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
2	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, R5 Class, and Investor Class shares, as applicable, through December 31, 2025, to the extent that Total Annual Fund Operating Expenses exceed 1.07% for the A Class, 1.81% for the C Class, 0.75% for the Y Class, 0.74% for the R5 Class, and 1.10% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (“Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager may also, from time to time, voluntarily waive fees and/or reimburse expenses of the Fund. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

II.	On page 35 of the Prospectus, in the “About Your Investment – Choosing Your Share Class – A Class Charges and Waivers” section, the table pertaining to the Fund is deleted in its entirety and replaced with the following:

American Beacon SiM High Yield Opportunities Fund

Amount of Sale/Account Value	As a % of Offering Price	As a % of Investment	Dealer Commission as a % of Offering Price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.25%	4.44%	3.50%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.75%	2.83%	2.05%
$500,000 and above	0.00%	0.00%†	‡

†	No initial sales charge applies on purchases of $500,000 or more. A CDSC of 1.00% of the offering price will be charged on purchases of $500,000 or more that are redeemed in whole or in part within eighteen (18) months of purchase.
‡	See “Dealer Concessions on A Class Purchases Without a Front-End Sales Charge.”

III.	On page 36 of the Prospectus, in the “About Your Investment – Choosing Your Share Class – A Class Sales Charge Reductions and Waivers – Waiver of Sales Charges” section, the first sentence is deleted in its entirety and replaced with the following:

There is no front-end sales charge if you invest $500,000 or more in A Class shares of the American Beacon SiM High Yield Opportunities Fund, or $1 million or more in A Class shares of the American Beacon The London Company Income Equity Fund.

IV.	On page 36 of the Prospectus, the “About Your Investment – Choosing Your Share Class – A Class Sales Charge Reductions and Waivers – Dealer Concessions on A Class Purchases Without a Front-End Sales Charge” section is deleted in its entirety and replaced with the following:

American Beacon SiM High Yield Opportunities Fund

Brokers who initiate and are responsible for purchases of $500,000 or more of A Class shares of the Fund may receive a dealer concession from the Fund’s Distributor of 1.00% of the offering price. If a client or broker is unable to provide account verification on purchases of $500,000 or more, the dealer concession will be forfeited by the broker and front-end sales loads will apply. Dealer concessions will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge or dealer concession. Dealer concessions will be paid only on eligible purchases where the applicability of the CDSC can be monitored. Purchases eligible for sales charge waivers as described under “A Class Sales Charge Reductions and Waivers” are not eligible for dealer concessions on purchases of $500,000 or more.

American Beacon The London Company Income Equity Fund

Brokers who initiate and are responsible for purchases of $1,000,000 or more of A Class shares of the Fund may receive a dealer concession from the Fund’s Distributor of 0.50% of the offering price. If a client or broker is unable to provide account verification on purchases of $1,000,000 or more, the dealer concession will be forfeited by the broker and front-end sales loads will apply. Dealer concessions will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge or dealer concession. Dealer concessions will be paid only on eligible purchases where the applicability of the CDSC can be monitored. Purchases eligible for sales charge waivers as described under ‘‘A Class Sales Charge Reductions and Waivers’’ are not eligible for dealer concessions on purchases of $1,000,000 or more.

V.	On page 37 of the Prospectus, the “About Your Investment – Choosing Your Share Class – CDSC – A Class Shares” section is deleted in its entirety and replaced with the following:

Unless a waiver applies, investors who purchase $500,000 or more of A Class shares of the American Beacon SiM High Yield Opportunities Fund (and, thus, pay no initial sales charge) will be subject to a 1.00% CDSC if those shares are redeemed within 18 months after they are purchased.

Unless a waiver applies, investors who purchase $1,000,000 or more of A Class shares of the American Beacon The London Company Income Equity Fund (and, thus, pay no initial sales charge) will be subject to a 0.50% CDSC if those shares are redeemed within 18 months after they are purchased.

The CDSC does not apply if you are otherwise eligible to purchase A Class shares without an initial sales charge or are eligible for one of the waivers described herein or in the SAI.

VI.	On page 38 of the Prospectus, in the “About Your Investment – Purchase and Redemption of Shares – Eligibility” section, the fourth paragraph is deleted in its entirety and replaced with the following:

Because in most cases it is more advantageous for investors using an intermediary to purchase A Class shares than C Class shares for amounts of $500,000 or more in the American Beacon SiM High Yield Opportunities Fund, or $1,000,000 or more in the American Beacon The London Company Income Equity Fund, the Funds will decline a request to purchase C Class shares for $500,000 or more in the American Beacon SiM High Yield Opportunities Fund, or $1,000,000 or more in the American Beacon The London Company Income Equity Fund.

VII.	On page 40 of the Prospectus, in the “About Your Investment – Purchase and Redemption of Shares – Exchange Policies – How to Purchase, Redeem and Exchange Shares” section, the fourth sentence of the first paragraph is deleted in its entirety and replaced with the following:

The American Beacon SiM High Yield Opportunities Fund will not accept a purchase order of $500,000 or more for C Class shares if the purchase is known to be on behalf of a single investor (not including dealer “street name” or omnibus accounts). The American Beacon The London Company Income Equity Fund will not accept a purchase order of $1,000,000 or more for C Class shares if the purchase is known to be on behalf of a single investor (not including dealer “street name” or omnibus accounts).

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon SiM High Yield Opportunities Fund

Statement of Additional Information (“SAI”) dated January 1, 2024

Supplement dated June 27, 2024 to the SAI, as previously amended or supplemented

Prior to July 1, 2024, the American Beacon SiM High Yield Opportunities Fund (the “Fund”) assessed a front-end sales load on purchases of A Class shares less than $1 million, and a contingent deferred sales charge (“CDSC”) of 0.50% on certain purchases of $1 million or more of A Class shares that are redeemed in whole or in part within 18 months of purchase. Beginning July 1, 2024, the Fund will no longer assess a front-end sales load on purchases of A Class shares of $500,000 or more, but will assess a CDSC of 1.00% on certain purchases of $500,000 or more of A Class shares that are redeemed in whole or in part within 18 months of purchase. Accordingly, effective July 1, 2024, the following changes are made to the Fund’s SAI, as applicable:

I.	On page 69 of the SAI, in the “Additional Information Regarding Contingent Deferred Sales Charges” section, the first paragraph is deleted in its entirety and replaced with the following:

As discussed in the Prospectus, the redemption of C Class shares may be subject to a CDSC if you redeem your shares within 12 months of purchase. If you purchased $500,000 or more of A Class shares of the American Beacon SiM High Yield Opportunities Fund, or $1,000,000 or more of A Class shares of the American Beacon The London Company Income Equity Fund (and therefore paid no initial sales charges) and subsequently redeem your shares within 18 months of your purchase, you may be charged a CDSC upon redemption. In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or other distributions, or upon amounts representing share appreciation. As described in the Prospectus, there are various circumstances under which the CDSC will be waived. Additional information about CDSC waivers is provided below.